SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases
2023	$ 6,256
2024	6,187
2025	6,034
2026	5,362
2027	5,445
Thereafter	11,605
Total	$ 40,888